Goodwill and Intangible Assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range
Disclosure of detailed information about intangible assets [line items]
CGU discount rate	9.50%	9.50%
Price-to-earnings multiples used for valuation	10.00	10.50
Price-to-assets-under-management multiples used for valuation	1.20%	1.50%
Bottom of range | Income approach
Disclosure of detailed information about intangible assets [line items]
Future sales projection for valuation, in years	10 years
Top of range
Disclosure of detailed information about intangible assets [line items]
CGU discount rate	10.50%	12.50%
Price-to-earnings multiples used for valuation	16.00	11.50
Price-to-assets-under-management multiples used for valuation	2.00%	2.00%
Top of range | Income approach
Disclosure of detailed information about intangible assets [line items]
Future sales projection for valuation, in years	15 years